Annual Fund Operating Expenses - Goldman Sachs Access US Aggregate Bond ETF - Goldman Sachs Access US Aggregate Bond ETF	Dec. 29, 2021
Operating Expenses:
Management Fee	0.14%
Distribution and Service (12b-1) Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.16%	[1]
Fee Waiver	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	0.14%

[1]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.